Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 4 - Summary Of Significant Accounting Policies Details Narrative
Depreciation expenses	$ 4,975	$ 6,462	$ 6,857
Interest capitalized	67	9
Goodwill impairment charges	0	8,791	0
Carrying amount of goodwill			8,801
Impairement charges available-for-sale investment	0	0	346
Impairment charge	0	25
Bill-and-hold arrangements	4,100	5,800	17,900
Forward exchange purchase contracts outstanding	0	2,317
Forward exchange purchase contracts maturity date		Jan. 16, 2012
Fair value of related gains and losses	$ 0	$ 64	$ 0